Impairment (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Reversal of impairment loss	$ 452	$ 213	$ 261
Brent Price [Member]
IfrsStatementLineItems [Line Items]
Description of scenario	10% increase
Impairment effect of description	Reversal
Reversal of impairment loss	$ 1,827
Brent Price 1 [Member]
IfrsStatementLineItems [Line Items]
Description of scenario	10% decrease
Impairment effect of description	Additional loss
Additional loss	$ (2,569)
Discount Rate [Member]
IfrsStatementLineItems [Line Items]
Description of scenario	1 p.p. decrease
Impairment effect of description	Reversal
Reversal of impairment loss	$ 552
Discount Rate 1 [Member]
IfrsStatementLineItems [Line Items]
Description of scenario	1 p.p. increase
Impairment effect of description	Additional loss
Additional loss	$ (590)